Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Condensed Consolidated Statement of Comprehensive (Loss) Income
Net sales	$ 1,130	$ 1,555	$ 1,118	$ 904	$ 993	$ 1,524	$ 1,014	$ 892	$ 978	$ 3,130	$ 3,015	$ 4,570	$ 4,408	$ 4,210
Cost of sales and occupancy expense	678	932	665	567	584	907	612	557	567	1,892	1,816	2,748	2,643	2,532
Gross profit	452	623	453	337	409	617	402	335	411	1,238	1,199	1,822	1,765	1,678
Selling, general and administrative expense	304	335	309	254	272	345	277	251	259	856	835	1,170	1,132	1,090
Share-based compensation liability	4	8	4	8	3	6	2	3	4	10	15	23	15	33
Related party expenses	0		3							35	10	14	13	13
Store pre-opening costs	2		2							4	5	5	5	4
Operating income	142	276	135	71	128	255	117	76	144	333	334	610	592	538
Interest expense	41		62							159	154	215	245	254
Refinancing costs and losses on early extinguishments of debt		7			7	30	3			68	7	14	33	18
Other expense, net	1									1	1	2	(1)	9
Income before income taxes	100		73							105	172	379	315	257
Provision for income taxes	36		26							44	62	136	115	100
Net income	64	133	47	17	46	105	35	9	51	61	110	243	200	157
Other comprehensive income, net of tax:
Foreign currency translation adjustment and other	(3)									(2)	(2)	(6)		(1)
Comprehensive income	61		47							59	108	237	200	156
Michaels Stores Inc [Member]
Condensed Consolidated Statement of Comprehensive (Loss) Income
Net sales	1,130		1,118							3,130	3,015	4,570	4,408	4,210
Cost of sales and occupancy expense	678		665							1,892	1,816	2,748	2,643	2,532
Gross profit	452		453							1,238	1,199	1,822	1,765	1,678
Selling, general and administrative expense	303		309							854	835	1,169	1,132	1,090
Share-based compensation liability	4		4							10	15	23	15	33
Related party expenses			3							35	10	14	13	13
Store pre-opening costs	2		2							4	5	5	5	4
Operating income	143		135							335	334	611	592	538
Interest expense	35		45							121	137	183	245	254
Refinancing costs and losses on early extinguishments of debt										56	7	14	33	18
Other expense, net	1									1	1	2	(1)	9
Income before income taxes	107		90							157	189	412	315	257
Provision for income taxes	39		32							63	68	148	115	100
Net income	68		58							94	121	264	200	157
Other comprehensive income, net of tax:
Foreign currency translation adjustment and other	(3)									(2)	(2)	(6)		(1)
Comprehensive income	$ 65		$ 58							$ 92	$ 119	$ 258	$ 200	$ 156